Subsequent Events (Details Narrative) - USD ($)												12 Months Ended
	Mar. 06, 2017	Jan. 26, 2017	Jan. 25, 2017	Jan. 24, 2017	Jan. 24, 2017	Jan. 20, 2017	Jan. 17, 2017	Jan. 05, 2017	Jan. 04, 2017	Nov. 16, 2016	Dec. 22, 2015	Dec. 31, 2016	Dec. 31, 2015	Feb. 22, 2017	Dec. 22, 2016	Aug. 22, 2016	Aug. 12, 2016	Jul. 14, 2016	Jul. 13, 2016	May 09, 2016	Feb. 29, 2016	Feb. 11, 2016	Feb. 01, 2016	Jul. 30, 2014	May 07, 2014
Proceeds from issuance of common stock												$ 1,419,000	$ 256,000
Warrants exercise price per share																		$ 9.00
Adjustments, in exchange for an aggregate purchase price of warrants												547,000	315,000
Number of shares issued for cash, value												$ 547,000	$ 315,000
Mr. Hanson [Member]
Convertible debt																		$ 240,000
Issuance of warrants to purchase of common stock																		8,889			5,556
Debt due date											June 30, 2016 to January 31, 2017.
Debt instruments maturity date											Jun. 30, 2016
Line of credit																									$ 1,500,000
Mr. Davis [Member]
Convertible debt																			$ 360,000
Issuance of warrants to purchase of common stock										30,365						16,000			13,333	15,110	11,111
Warrants exercise price per share										$ 7.41						$ 10.13				$ 7.41
Mr. Davis [Member] | Unsecured Promissory Note [Member]
Debt instruments periodic payment										$ 42,101
Subsequent Event [Member]
Proceeds from issuance of common stock						$ 13,800,000
Reverse stock split	1-for-1.5 (1:1.5)
Subsequent Event [Member] | Minimum [Member]
Unsecured and bears interest rate				8.25%	8.25%
Subsequent Event [Member] | Maximum [Member]
Unsecured and bears interest rate				12.00%	12.00%
Subsequent Event [Member] | Mr. Hanson [Member]
Debt instruments face amount														$ 678,947
Additional warrants to purchase of common stock														90,526
Subsequent Event [Member] | Mr. Davis [Member] | Unsecured Promissory Note [Member]
Issuance of warrants to purchase of common stock			28,704
Warrants exercise price per share			$ 8.33
Percentage of warrants exercise price per share			80.00%
Notes payable to related parties			$ 238,950
Unsecured and bears interest rate			9.90%
Debt instruments periodic payment			$ 40,983
Number of monthly installment			6 months
Subsequent Event [Member] | Amended and Restated Term Promissory Note [Member] | Mr. Hanson [Member]
Notes payable to related parties				$ 1,973,735	$ 1,973,735						$ 150,000				$ 85,000			$ 288,888				$ 75,000		$ 598,000
Repayment premium percentage																		20.00%
Debt instruments maturity date					Apr. 30, 2018
Unsecured and bears interest rate				8.00%	8.00%
Line of credit																									$ 617,957
Subsequent Event [Member] | Amended and Restated Term Promissory Note [Member] | Mr. Davis [Member]
Notes payable to related parties				$ 896,243	$ 896,243										$ 50,000		$ 263,158		$ 432,000				$ 150,000
Repayment premium percentage																			20.00%
Debt instruments maturity date					Apr. 30, 2018
Unsecured and bears interest rate				7.00%	7.00%
Subsequent Event [Member] | Invsetor [Member]
Conversion price per share									$ 10.50
Percentage of conversion price									80.00%
Warrants exercise price per share									$ 8.33
Percentage of warrants exercise price per share									80.00%
Subsequent Event [Member] | Noteholders [Member]
Debt instruments maturity date				Oct. 31, 2016
Subsequent Event [Member] | Noteholders [Member] | Restricted Stock [Member]
Number of shares issued for cash				6,667
Number of shares issued for cash, value				$ 80,000
Subsequent Event [Member] | Investor [Member]
Issuance of warrants to purchase of common stock		71,017
Warrants exercise price per share		$ 8.33
Percentage of warrants exercise price per share		80.00%
Subsequent Event [Member] | Agreement With Vista Partners [Member]
Non-refundable expense deposit								$ 12,500
Issuance of warrants to purchase of common stock								12,973
Conversion price per share								$ 10.50
Percentage of conversion price								80.00%
Warrants exercise price per share								$ 8.33
Percentage of warrants exercise price per share								80.00%
Subsequent Event [Member] | Agreement With Anglian Holdings [Member] | David Boehnen and Vikki Lansing Copley [Member]
Issuance of warrants to purchase of common stock							378,685
Debt due date							January 2018
Debt instruments face amount							$ 3,200,000
Adjustments, in exchange for an aggregate purchase price of warrants							$ 3,100,000
Additional warrants to purchase of common stock							6,957
Subsequent Event [Member] | Bridge Note [Member] | Agreement With Vista Partners [Member]
Convertible debt								$ 120,000